Inventories, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Inventory [Line Items]
Provision for inventories	$ 40,353	$ 168,017	$ 114,964
Inventories written down	$ 53,625	$ 8,921